Average Annual Total Returns - NVIT Amundi Multi Sector Bond Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 10 Years	Multi Sector Bond Blended Index (reflects no deduction for fees or expenses) 1 Year		Multi Sector Bond Blended Index (reflects no deduction for fees or expenses) 5 Years		Multi Sector Bond Blended Index (reflects no deduction for fees or expenses) 10 Years
Total	4.06%	5.09%	4.24%	7.51%	4.44%	3.84%	7.73%	[1]	5.42%	[1]	4.37%	[1]

[1]	The Multi Sector Bond Blended Index is an unmanaged, hypothetical combination of Citigroup U.S. Broad Investment-Grade Bond Index (60%), Citigroup U.S. High-Yield Market Index (15%), Citigroup World Government Bond Index (Unhedged) (15%), and JPMorgan Emerging Markets Bond Index (10%).